FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of breakdown of the Group's non-derivative financial liabilities and net-settled derivatives in their contractual maturities
The following table summarizes the amount of contractual undiscounted future cash flow requirements of the Company’s financial liabilities as of December 31, 2024.

In millions	2025	2026	2027	2028	2029	Thereafter	Total
Non-current borrowings	$—	$—	$—	$—	$—	$800.0	$800.0
Interest on borrowings (1)	57.0	54.0	54.0	54.0	54.0	78.8	351.8
Lease liabilities	123.5	104.8	84.4	73.7	68.6	255.7	710.7
Other borrowings	136.5	—	—	—	—	—	136.5
Derivative financial liabilities	3,007.9	217.6	—	—	—	1.2	3,226.7
Accounts payable	549.0	—	—	—	—	—	549.0
Total	$3,873.9	$376.4	$138.4	$127.7	$122.6	$1,135.7	$5,774.7
__________________________________________________
(1)Interest on borrowings is calculated based on the loan balance and the interest rate on the New Senior Secured Notes which bear interest at a rate of 6.75% and the China Facilities which bear interest at a rates of 2.60% - 3.00%, as of December 31, 2024.
Schedule of changes in liabilities arising from financing activities

In millions	Current Borrowings	Long-term Borrowings	Lease Liabilities	Derivative financial instruments (1)
Balance at January 1, 2023	$208.3	$5,831.1	$196.5	$25.7
Cash flows	170.0	—	(87.7)	—
Foreign exchange movement	2.7	211.5	—	—
Changes in fair values (1)	—	—	—	7.3
Changes in leases	—	—	231.0	—
Other	—	(102.2)	—	—
Balance at December 31, 2023	381.0	5,940.4	339.8	33.0
Cash flows	(226.9)	(2,501.7)	(124.7)	(18.2)
Foreign exchange movement	(17.6)	(85.9)	—	—
Changes in fair values (1)	—	—	—	9.4
Changes in leases	—	—	340.8	—
Equitization	—	(2,562.0)	—	—
Balance at December 31, 2024	$136.5	$790.8	$555.9	$24.2
__________________________________________________
(1)The statement of financial position values of the derivatives have been recorded as they are disclosed in the Company’s statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.

Schedule of foreign exchange positions in the most significant currencies at the reporting date
The following table summarizes the monetary assets/(liabilities) in currencies to which the Company has significant exposure. The information is inclusive of the impact of forward contracts in place to hedge the foreign currency exposures.

December 31, 2024	Currency of assets/(liabilities)
In millions	USD	RMB	EUR	GBP	SEK	CHF	CAD
Interest-bearing intercompany receivables	$342.8	NA	NA	NA	$6.0	$6.3	$89.7
Interest-bearing intercompany liabilities	(1,264.5)	(396.1)	115.8	(25.5)	NA	NA	NA
Non interest-bearing receivables and payables	(205.3)	182.3	(4.1)	8.8	8.6	4.9	8.2
Foreign exchange derivatives	475.9	186.0	(299.8)	(106.6)	(80.0)	(75.1)	(100.4)

December 31, 2023	Currency of assets/(liabilities)
In millions	USD	RMB	EUR	GBP	SEK	CHF	CAD
Interest-bearing intercompany receivables	$306.5	NA	NA	NA	$8.4	$0.1	$82.6
Interest-bearing intercompany liabilities	(306.5)	(245.4)	(36.1)	(29.5)	NA	NA	NA
Interest-bearing external liabilities	(160.0)	NA	160.0	NA	NA	NA	NA
Non interest-bearing receivables and payables	(134.6)	165.1	(27.6)	6.5	6.4	5.0	(37.9)
Foreign exchange derivatives	523.4	68.6	(243.0)	(88.4)	(76.9)	(85.9)	(97.9)

Schedule of disclosure of hedge accounting
The following unrealized gains/(losses) were included in accumulated other comprehensive income:

	For the year ended December 31,
In millions	2024	2023	2022
Foreign exchange derivatives designated as cash flow hedges	$20.7	$(11.6)	$(1.7)
The Company reclassified the following gains/(losses) on derivatives designated as cash flow hedges from accumulated other comprehensive income to locations on the consolidated statement of income and loss as follows:

	For the year ended December 31,
In millions	2024	2023	2022
Cost of sales	$1.1	$18.2	$28.4
Foreign currency exchange losses, net & other finance costs	1.6	—	—

	For the year ended December 31,
In millions	2024	2023	2022
Cross-currency swaps designated as net investment hedges	$(1.0)	$—	$—
The following unrealized gains/(losses) were included in accumulated other comprehensive income:

	For the year ended December 31,
In millions	2024	2023	2022
Interest rate swaps and options designated as cash flow hedges	$—	$0.6	$—
The Company reclassified the following losses on derivatives designated as hedging instruments from other comprehensive income to interest expense:

	For the year ended December 31,
In millions	2024	2023	2022
Interest rate swaps and options designated as cash flow hedges	$(10.1)	$—	$—

Schedule of maximum amount of the credit risk at the reporting dates

In millions	December 31, 2024	December 31, 2023
Non-current financial assets
Other non-current financial assets	$59.7	$79.4
Promissory notes	4.2	—
Derivative financial instruments
Interest rate derivatives	—	3.3
Foreign exchange derivatives	2.2	—

Current financial assets
Hold-to-collect accounts receivables	570.9	597.2
Available for sale factoring receivables	36.2	2.6
Other interest-free receivables	127.5	118.0
Promissory notes	7.0	6.8
Derivative financial instruments
Foreign exchange derivatives	44.5	12.5
Interest rate derivatives	—	0.8
Cash and cash equivalents	345.4	483.4

Schedule of derivative financial instruments
The fair values and total notional values for derivative assets in consideration of their contractual maturities are as follows:

	December 31, 2024
In millions	Fair value	Notional value	2025	2026	2027 and after
Hedge accounting-related
Foreign exchange derivatives hedging cash flows from operations	$32.7	$1,701.0	$1,479.6	$221.4	$—
Cross-currency swaps	(1.2)	50.0	—	—	50.0

Other derivative contracts
Foreign exchange derivatives	(4.1)	1,559.5	1,559.5	—	—

	December 31, 2023
In millions	Fair value	Notional value	2024	2025	2026 and after
Hedge accounting-related
Foreign exchange derivatives hedging cash flows from operations	$(8.7)	$1,372.3	$1,327.3	$45.0	—

Other derivative contracts
Foreign exchange derivatives	(6.2)	1,031.1	1,031.1	—	—
Interest rate derivatives	3.3	110.5	—	110.5	—

Schedule of financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2024:

	Related amounts not set off
In millions	Gross amount of derivative financial instruments	Related assets/(liabilities) subject to master netting agreements	Collateral given/(received)	Net exposure
Derivative assets	$57.4	$(29.1)	$—	$28.3
Derivative liabilities	(30.0)	29.1	—	(0.9)
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as at December 31, 2023:

	Related amounts not set off
In millions	Gross amount of derivative financial instruments	Related assets/(liabilities) subject to master netting agreements	Collateral given/(received)	Net exposure
Derivative assets	$26.9	$(23.6)	$11.1	$14.3
Derivative liabilities	(37.8)	23.6	—	(14.2)